UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004
                                               ------------------------

Check here if Amendment [ ] Amendment Number:
                                              -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CCGrowth Investments, L.P.
          --------------------------------------------------
Address:  99 High Street
          Boston, Massachusetts 02110
          --------------------------------------------------

Form l3F File Number: 28-06257
                      ------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and corplete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Donald V. Dougherty
         -------------------------------------------
Title:   President
         -------------------------------------------
Phone:   (617) 848-4100
         -------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Donald V. Dougherty     Boston, Massachusetts          May 17, 2004
     ------------------------    ------------------------       ---------------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[ x ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form l3F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          1
                                                    ------------
Form 13F Information Table Entry Total:                   147
                                                    ------------

Form l3F Information Table Value Total:              $100,336
                                                    ------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name

1         28-                           CC Growth LLC

                                  Title of                  Value     SHRS OR  SH/   PUT/  Investment   Other       Voting Authority
Name of Issuer                    Class       Cusip         x1000     PRN AMT  PRN   CALL  Discretion   Managers  Sole   Shared None
Abbott Labs                       COM         002824100       588     14,315   SH           OTHER        1                14,315
Abbott Labs                       COM         002824100     1,104     26,866   SH           OTHER        1                26,866
Abbott Labs                       COM         002824100       362      8,819   SH           SOLE         0       8,819
Abgenix Inc.                      COM         00339B107       191     14,315   SH           OTHER        1                14,315
Abgenix Inc.                      COM         00339B107       358     26,866   SH           OTHER        1                26,866
Abgenix Inc.                      COM         00339B107       117      8,819   SH           SOLE         0       8,819
Airtran Holdings Inc.             COM         00949P108       736     61,957   SH           OTHER        1                61,957
Airtran Holdings Inc.             COM         00949P108     1,276    107,372   SH           OTHER        1               107,372
Airtran Holdings Inc.             COM         00949P108       488     41,093   SH           SOLE         0      41,093
Amgen Inc.                        COM         031162100     1,665     28,630   SH           OTHER        1                28,630
Amgen Inc.                        COM         031162100     3,124     53,731   SH           OTHER        1                53,731
Amgen Inc.                        COM         031162100     1,026     17,639   SH           SOLE         0      17,639
Doubleclick Inc.                  COM         258609304       660     58,650   SH           OTHER        1                58,650
Doubleclick Inc.                  COM         258609304     1,194    106,126   SH           OTHER        1               106,126
Doubleclick Inc.                  COM         258609304       400     35,524   SH           SOLE         0      35,524
El Paso Corp                      COM         28336L109       366     51,527   SH           OTHER        1                51,527
El Paso Corp                      COM         28336L109       635     89,297   SH           OTHER        1                89,297
El Paso Corp                      COM         28336L109       243     34,176   SH           SOLE         0      34,176
Energizer Hldgs Inc               COM         29266R108       269      5,763   SH           OTHER        1                 5,763
Energizer Hldgs Inc               COM         29266R108       477     10,218   SH           OTHER        1                10,218
Energizer Hldgs Inc               COM         29266R108       178      3,819   SH           SOLE         0       3,819
Extreme Networks Inc.             COM         30226D106        97     13,440   SH           OTHER        1                13,440
Extreme Networks Inc.             COM         30226D106       175     24,320   SH           OTHER        1                24,320
Extreme Networks Inc.             COM         30226D106        59      8,140   SH           SOLE         0       8,140
Foot Locker Inc                   COM         344849104       234      9,071   SH           OTHER        1                 9,071
Foot Locker Inc                   COM         344849104       519     20,107   SH           OTHER        1                20,107
Foot Locker Inc                   COM         344849104       264     10,222   SH           SOLE         0      10,222
Forbes Medi-Tech Inc              COM         344907100       139     19,032   SH           OTHER        1                19,032
Forbes Medi-Tech Inc              COM         344907100       251     34,441   SH           OTHER        1                34,441
Forbes Medi-Tech Inc              COM         344907100        84     11,527   SH           SOLE         0      11,527
Harrahs Entmt Inc                 COM         413619107     1,047     19,068   SH           OTHER        1                19,068
Harrahs Entmt Inc                 COM         413619107     1,964     35,785   SH           OTHER        1                35,785
Harrahs Entmt Inc                 COM         413619107       645     11,747   SH           SOLE         0      11,747
Home Depot Inc                    COM         437076102       547     14,640   SH           OTHER        1                14,640
Home Depot Inc                    COM         437076102       990     26,493   SH           OTHER        1                26,493
Home Depot Inc                    COM         437076102       331      8,867   SH           SOLE         0       8,867
Intel Corp Com                    COM         458140100     1,557     57,261   SH           OTHER        1                57,261
Intel Corp Com                    COM         458140100     2,923    107,460   SH           OTHER        1               107,460
Intel Corp Com                    COM         458140100       960     35,279   SH           SOLE         0      35,279
KLA-Tencor Corp                   COM         482480100     1,499     29,806   SH           OTHER        1                29,806
KLA-Tencor Corp                   COM         482480100     2,812     55,936   SH           OTHER        1                55,936
KLA-Tencor Corp                   COM         482480100       923     18,364   SH           SOLE         0      18,364
Kroger Co Intl                    COM         501044101       810     48,672   SH           OTHER        1                48,672
Kroger Co Intl                    COM         501044101     1,520     91,342   SH           OTHER        1                91,342
Kroger Co Intl                    COM         501044101       499     29,986   SH           SOLE         0      29,986
MBNA Corp                         COM         55262L100       325     11,759   SH           OTHER        1                11,759
MBNA Corp                         COM         55262L100       642     23,231   SH           OTHER        1                23,231
MBNA Corp                         COM         55262L100       356     12,892   SH           SOLE         0      12,892
Maxim Integrated Prods Inc        COM         57772K101     2,017     42,945   SH           OTHER        1                42,945
Maxim Integrated Prods Inc        COM         57772K101     3,786     80,597   SH           OTHER        1                80,597
Maxim Integrated Prods Inc        COM         57772K101     1,243     26,458   SH           SOLE         0      26,458
Mercer Intl Inc                SH BEN INT     588056101        67      7,057   SH           OTHER        1                 7,057
Mercer Intl Inc                SH BEN INT     588056101       121     12,771   SH           OTHER        1                12,771
Mercer Intl Inc                SH BEN INT     588056101        41      4,274   SH           SOLE         0       4,274
Merril Lynch & Co Inc.            COM         590188108     1,535     25,767   SH           OTHER        1                25,767
Merril Lynch & Co Inc.            COM         590188108     2,880     48,357   SH           OTHER        1                48,357
Merril Lynch & Co Inc.            COM         590188108       946     15,876   SH           SOLE         0      15,876
Monsanto Co                     NEW COM       61166W101       537     14,640   SH           OTHER        1                14,640
Monsanto Co                     NEW COM       61166W101       971     26,493   SH           OTHER        1                26,493
Monsanto Co                     NEW COM       61166W101       325      8,867   SH           SOLE         0       8,867
Multimedia Games Inc.             COM         625453105       368     14,887   SH           OTHER        1                14,887
Multimedia Games Inc.             COM         625453105       691     27,941   SH           OTHER        1                27,941
Multimedia Games Inc.             COM         625453105       227      9,172   SH           SOLE         0       9,172
National Semiconductor Corp       COM         637640103     1,054     23,716   SH           OTHER        1                23,716
National Semiconductor Corp       COM         637640103     1,907     42,919   SH           OTHER        1                42,919
National Semiconductor Corp       COM         637640103       638     14,365   SH           SOLE         0      14,365
New Century Financial Corp.       COM         64352D101       830     17,100   SH           OTHER        1                17,100
New Century Financial Corp.       COM         64352D101     1,439     29,638   SH           OTHER        1                29,638
New Century Financial Corp.       COM         64352D101       551     11,341   SH           SOLE         0      11,341
Nextel Communications Inc.        CL A        65332V103       353     14,315   SH           OTHER        1                14,315
Nextel Communications Inc.        CL A        65332V103       663     26,866   SH           OTHER        1                26,866
Nextel Communications Inc.        CL A        65332V103       217      8,819   SH           SOLE         0       8,819
Palatin Technologies Inc.       COM NEW       696077304        54     12,955   SH           OTHER        1                12,955
Palatin Technologies Inc.       COM NEW       696077304        94     22,453   SH           OTHER        1                22,453
Palatin Technologies Inc.       COM NEW       696077304        36      8,592   SH           SOLE         0       8,592
Penn Natl Gaming Inc.             COM         707569109       412     14,315   SH           OTHER        1                14,315
Penn Natl Gaming Inc.             COM         707569109       773     26,866   SH           OTHER        1                26,866
Penn Natl Gaming Inc.             COM         707569109       254      8,819   SH           SOLE         0       8,819
Pfizer Inc.                       COM         717081103       416     11,859   SH           OTHER        1                11,859
Pfizer Inc.                       COM         717081103     8,842    252,254   SH           OTHER        1               252,254
Pfizer Inc.                       COM         717081103     2,903     82,811   SH           SOLE         0      82,811
Sohu Com Inc.                     COM         83408W103       356     14,315   SH           OTHER        1                14,315
Sohu Com Inc.                     COM         83408W103       669     26,866   SH           OTHER        1                26,866
Sohu Com Inc.                     COM         83408W103       220      8,819   SH           SOLE         0       8,819
Steel Technologies Inc            COM         858147101        55      2,863   SH           OTHER        1                 2,863
Steel Technologies Inc            COM         858147101       104      5,374   SH           OTHER        1                 5,374
Steel Technologies Inc            COM         858147101        34      1,763   SH           SOLE         0       1,763
TLC Vision Corp.                  COM         872549100        81      7,055   SH           OTHER        1                 7,055
TLC Vision Corp.                  COM         872549100       160     13,939   SH           OTHER        1                13,939
TLC Vision Corp.                  COM         872549100        89      7,735   SH           SOLE         0       7,735
Telik Inc.                        COM         87959M109       462     17,224   SH           OTHER        1                17,224
Telik Inc.                        COM         87959M109       801     29,852   SH           OTHER        1                29,852
Telik Inc.                        COM         87959M109       307     11,424   SH           SOLE         0      11,424
TV Azteca SA DE CV           Sponsored ADR    901145102        66      7,027   SH           OTHER        1                 7,027
TV Azteca SA DE CV           Sponsored ADR    901145102       120     12,717   SH           OTHER        1                12,717
TV Azteca SA DE CV           Sponsored ADR    901145102        40      4,256   SH           SOLE         0       4,256
Valueclick Incord                 COM         92046N102       143     13,244   SH           OTHER        1                13,244
Valueclick Incord                 COM         92046N102       259     23,967   SH           OTHER        1                23,967
Valueclick Incord                 COM         92046N102        87      8,022   SH           SOLE         0       8,022
WebMD Corp.                       COM         94769M105       196     22,103   SH           OTHER        1                22,103
WebMD Corp.                       COM         94769M105       436     48,996   SH           OTHER        1                48,996
WebMD Corp.                       COM         94769M105       221     24,911   SH           SOLE         0      24,911
Sina Corp.                        ORD         G81477104     2,418     63,926   SH           OTHER        1                63,926
Sina Corp.                        ORD         G81477104     4,539    119,975   SH           OTHER        1               119,975
Sina Corp.                        ORD         G81477104     1,490     39,384   SH           SOLE         0      39,384
Creative Technology Ltd.          ORD         Y1775U107        97      8,972   SH           OTHER        1                 8,972
Creative Technology Ltd.          ORD         Y1775U107       176     16,238   SH           OTHER        1                16,238
Creative Technology Ltd.          ORD         Y1775U107        59      5,434   SH           SOLE         0       5,434
Ameritrade Hldg Corp.             COM         03074K100       225     14,640   SH           OTHER        1                14,640
Ameritrade Hldg Corp.             COM         03074K100       408     26,493   SH           OTHER        1                26,493
Ameritrade Hldg Corp.             COM         03074K100       137      8,867   SH           SOLE         0       8,867
Infospace Inc.                    COM         45678T201       303      7,790   SH           OTHER        1                 7,790
Infospace Inc.                    COM         45678T201       548     14,100   SH           OTHER        1                14,100
Infospace Inc.                    COM         45678T201       183      4,718   SH           SOLE         0       4,718
Acacia Resh Corp. Combimtrx       COM         003881208       176     29,444   SH           OTHER        1                29,444
Acacia Resh Corp. Combimtrx       COM         003881208       305     51,027   SH           OTHER        1                51,027
Acacia Resh Corp. Combimtrx       COM         003881208       117     19,529   SH           SOLE         0      19,529
Accredited Home Lenders Hldg      COM         00437P107       592     15,307   SH           OTHER        1                15,307
Accredited Home Lenders Hldg      COM         00437P107      1072     27,210   SH           OTHER        1                27,210
Accredited Home Lenders Hldg      COM         00437P107       359      9,108   SH           SOLE         0       9,108
Interactive Corp                  COM         45840Q101       453     14,315   SH           OTHER        1                14,315
Interactive Corp                  COM         45840Q101       850     26,866   SH           OTHER        1                26,866
Interactive Corp                  COM         45840Q101       279      8,819   SH           SOLE         0       8,819
Time Warner Inc.                  COM         887317105       186     11,051   SH           OTHER        1                11,051
Time Warner Inc.                  COM         887317105       413     24,500   SH           OTHER        1                24,500
Time Warner Inc.                  COM         887317105       210     12,455   SH           SOLE         0      12,455
Neighborcare Inc.                 COM         64015Y104       142      5,820   SH           OTHER        1                 5,820
Neighborcare Inc.                 COM         64015Y104       251     10,323   SH           OTHER        1                10,323
Neighborcare Inc.                 COM         64015Y104        94      3,857   SH           SOLE         0       3,857
Yellow Roadway Corp.              COM         985577105       482     14,316   SH           OTHER        1                14,316
Yellow Roadway Corp.              COM         985577105       905     26,864   SH           OTHER        1                26,864
Yellow Roadway Corp.              COM         985577105       297      8,820   SH           SOLE         0       8,820
Calpine Corp                      COM         131347106        69     14,780   SH           OTHER        1                14,780
Calpine Corp                      COM         131347106       125     26,765   SH           OTHER        1                26,765
Calpine Corp                      COM         131347106        42      8,955   SH           SOLE         0       8,955
Celsion Corp                      COM         15117N107       180    145,147   SH           OTHER        1               145,147
Celsion Corp                      COM         15117N107       331    266,937   SH           OTHER        1               266,937
Celsion Corp                      COM         15117N107       109     87,916   SH           SOLE         0      87,916
CRAY Inc.                         COM         225223106        89     13,410   SH           OTHER        1                13,410
CRAY Inc.                         COM         225223106       161     24,268   SH           OTHER        1                24,268
CRAY Inc.                         COM         225223106        54      8,122   SH           SOLE         0       8,122
Dollar Gen Corp.                  COM         256669102       281     14,640   SH           OTHER        1                14,640
Dollar Gen Corp.                  COM         256669102       509     26,493   SH           OTHER        1                26,493
Dollar Gen Corp.                  COM         256669102       170      8,867   SH           SOLE         0       8,867
Webzen Inc.                  Sponsored ADR    94846M102       207     22,075   SH           OTHER        1                22,075
Webzen Inc.                  Sponsored ADR    94846M102       389     41,424   SH           OTHER        1                41,424
Webzen Inc.                  Sponsored ADR    94846M102       128     13,601   SH           SOLE         0      13,601




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